Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables [Line Items]
Other taxes payable	[1]	$ 7,113,779	$ 6,916,501
Payroll payable		497,964	392,192
Loan from third-parties		481,392
Others		598,179	519,170
Total of accrued expenses and other payables		$ 8,691,314	$ 7,827,863

[1]	The balance mainly is the VAT payable of $6,218,723 and $6,394,420 as of September 30, 2022 and March 31, 2023, respectively.